Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 933,620	$ 433,712	$ 281,879
Loans receivable - current, net, note 2	917,351	567,164	$ 64,719
Other receivables	105,596	$ 25,882
Prepaid expenses	14,527
TOTAL CURRENT ASSETS	1,971,094	$ 1,026,758	$ 346,598
PROPERTY AND EQUIPMENT, net, note 3	47,202	36,100	43,349
LOANS RECEIVABLE - LONG TERM, net, note 2	5,764,653	3,749,152	361,394
OTHER ASSETS
Security deposits	35,839	39,329	39,329
Loan costs, net	50,937	77,781	131,470
TOTAL OTHER ASSETS	86,776	117,110	170,799
TOTAL ASSETS	7,869,725	$ 4,929,120	$ 922,140
CURRENT LIABILITIES
Senior debt - current, note 4	2,230,000
Accounts payable and accrued expenses	172,932	$ 172,139	$ 323,978
Deferred rent	$ 20,114	28,429	$ 48,844
CEO accrued wages, note 9		$ 106,588
Working capital loans, note 5			$ 140,000
Current portion of senior debt, note 4			114,562
TOTAL CURRENT LIABILITIES	$ 2,423,046	$ 307,156	627,384
LONG-TERM LIABILITIES
Senior debt - long-term, note 4		$ 2,230,000	385,438
Deposit on preferred shares			1,910,774
TOTAL LIABILITIES	$ 2,423,046	$ 2,537,156	$ 2,923,596
COMMITMENTS AND CONTINGENCIES, note 8
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value; 50,000,000 shares authorized, 2,460,000 shares issued and outstanding, note 6	$ 2,460	$ 2,400
Common stock, $0.001 par value; 2,500,000,000 and 3,000,000,000 shares authorized, 23,155,223 and 21,581,103 and 9,567,228 shares issued and outstanding at June 30,2015 and December 31, 2014 and 2013 respectively, note 6	2,159,686	2,158,111	$ 956,723
Additional paid-in capital	21,039,089	$ 14,914,705	$ 6,323,319
Subscription receivable	(252,285)
Accumulated deficit	(17,502,271)	$ (14,683,252)	$ (9,281,498)
TOTAL STOCKHOLDERS' EQUITY	5,446,679	2,391,964	(2,001,456)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 7,869,725	$ 4,929,120	$ 922,140